SUPPLEMENT TO THE
RETIREMENT GOVERNMENT
MONEY MARKET PORTFOLIO
OCTOBER 20, 1999
PROSPECTUS

SHAREHOLDER MEETING. On or about September 13, 2000, a meeting of the shareholders of Retirement Government Money Market Portfolio will be held to approve various proposals, including modifications to the fund's management contract. Shareholders of record on July 17, 2000 are entitled to vote at the meeting. The proposed management contract modifications for Retirement Government Money Market Portfolio include a proposal to modify the list of enumerated expenses borne directly by the fund under its present management contract to include annual premiums payable on or after January 1, 2004, if any, for insurance coverage provided by a captive mutual insurance company. The proposed contract modifications also include a proposal to allow Fidelity Management & Research Company and the trust, on behalf of the fund, to modify its management contract subject to the requirements of the Investment Company Act of 1940.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-888-622-3175 to request a free copy of the proxy statement.

SUPPLEMENT TO THE
RETIREMENT MONEY MARKET PORTFOLIO
OCTOBER 20, 1999
PROSPECTUS

SHAREHOLDER MEETING. On or about September 13, 2000, a meeting of the shareholders of Retirement Money Market Portfolio will be held to approve various proposals, including modifications to the fund's management contract. Shareholders of record on July 17, 2000 are entitled to vote at the meeting. The proposed management contract modifications for Retirement Money Market Portfolio include a proposal to modify the list of enumerated expenses borne directly by the fund under its present management contract to include annual premiums payable on or after January 1, 2004, if any, for insurance coverage provided by a captive mutual insurance company. The proposed contract modifications also include a proposal to allow Fidelity Management & Research Company and the trust, on behalf of the fund, to modify its management contract subject to the requirements of the Investment Company Act of 1940.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-888-622-3175 to request a free copy of the proxy statement.